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BNY Mellon International Core Equity Fund
BNY Mellon International Core Equity Fund
April 1, 2022 BNY MELLON STOCK FUNDS -BNY Mellon International Core Equity Fund Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary the information contained in "Fees and Expenses – Annual Fund Operating Expenses" in the fund's summary prospectus and "Fund Summary – Fee and Expenses – Annual Fund Operating Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon International Core Equity Fund		Class A	Class C	Class I	Class Y
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	none	none
Administration fee		0.10%	0.10%	0.10%	0.10%
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.26%	0.27%	0.32%	0.10%
Total other expenses		0.61%	0.62%	0.42%	0.20%
Total annual fund operating expenses		1.41%	2.17%	1.22%	1.00%
Fee waiver and/or expense reimbursement	[1]	(0.36%)	(0.37%)	(0.37%)	(0.15%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.05%	1.80%	0.85%	0.85%
[1]	The fund's investment adviser and administrator, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85%. On or after February 1, 2023, BNYM Investment Adviser may terminate this expense limitation agreement at any time.